UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549


                                    FORM 13F

                              FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended:  September 30, 2012

              Check here if Amendment []; Amendment Number: _____

                       This Amendment (check only one.):

                           [  ]  is a restatement

                        [  ]  adds new holdings entries.

              Institutional Investment Manager Filing this Report:

              Name:   W.R. Huff Asset Management Co., L.L.C.
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              Address:  1776 On The Green
                        67 Park Place, 9th Floor
                        ------------------------
                        Morristown, NJ  07960
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                        FORM 13F FILE NUMBER: 28- 10831
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            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,
             that all information contained herein is true, correct
           and complete, and that it is understood that all required
              items, statements, schedules, lists, and tables, are
                    considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Edward T. Dartley
           -----------------
Title:     Counsel
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Phone:     (973) 984-1233
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Signature, Place, and Date of Signing:

/s/ Edward T. Dartley                Morristown, NJ              11-14-12
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REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY



Number of Other Included Managers:             0
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Form 13F Information Table Entry Total:       12
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Form 13F Information Table Value Total:       $22,231 (thousands)
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List of Other Included Managers:     None
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                     W.R. Huff Asset Management Co., L.L.C.
                           Form 13F Information Table
                               September 30, 2012



                            Title of               Value     Shares/    SH/  PUT/  INVSTMT  OTHER              VOTING AUTH
Name of Issuer                Class      Cusip    (x1000)    PRN AMT    PRN  CALL  DSCRETN  MNGRS     SOLE        SHRD      NONE
Apple Inc                     Com        037833100    1,046       1,568  SH         SOLE                  1,568
Bristol Myers Squibb Co       Com        110122108      334       9,885  SH         SOLE                  9,885
Chevron Corp New              Com        166764100      699       6,000  SH         SOLE                  6,000
Duke Energy Corp New        Com New      26441C204      428       6,604  SH         SOLE                 10,768
Kraft Foods Inc               CL A       50075N104      291       7,027  SH         SOLE                  7,027
Occidental Pete Corp Del      Com        674599105      215       2,500  SH         SOLE                  2,500
Pfizer Inc                    Com        717081103      224       9,000  SH         SOLE                  9,000
Portugal Telecom SGPS S A   Sponsored
                              ADR        737273102       60      12,175  SH         SOLE                 12,175
Rentrak Corp                  Com        760174102   17,557   1,037,042  SH         SOLE              1,037,042
Southern Co                   Com        842587107      308       6,692  SH         SOLE                  6,692
Telefonica S A              Sponsored
                              ADR        879382208      267      20,100  SH         SOLE                 20,100
Verizon Communications Inc    Com        92343V104      802      17,600  SH         SOLE                 17,600

This report includes holdings of certain separately managed accounts of W.R. Huff Asset Management Co., L.L.C. and of certain other limited liability companies and of limited partnerships affiliated with Huff Asset Management. William R. Huff possesses sole power to vote and direct the disposition of all securities held in such separately managed accounts of Huff Asset Management and of such other limited liability companies and limited partnerships affiliated with Huff Asset Management. This report does not include direct or indirect personal holdings, if any, of William R. Huff.



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